                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_] Amendment Number:

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goodwin Capital Advisers, Inc.
Address: One American Row, Hartford, CT 06102-5056

Form 13F File Number: 028-12511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John H. Beers
Title: Vice President and Secretary
Phone: (860) 403-5050

Signature, Place and Date of Signing:


     /s/ John H. Beers             Hartford, CT            November 12, 2009
--------------------------  -------------------------  -------------------------
        (Signature)               (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $11,690,539.00

                                                             Form 13F
                                         Reporting Manager: Goodwin Capital Advisers, Inc.
                                             For the quarter ended: September 30, 2009

ITEM 1                        ITEM 2    ITEM 3     ITEM 4       ITEM 5                    ITEM 6    ITEM 7   ITEM 8
                                                              Shares or
                             Title Of           Fair Market   Principal                 Investment             Sole   Shared None
Issuer                        Class     Cusip       Value       Amount  SH/PRN PUT/CALL Descretion Managers    (A)      (B)   (C)
------                       -------- --------- ------------- --------- ------ -------- ---------- -------- --------- ------ ----
ISHARES IBOXX INV GR CORP BD COMMON   464287242  9,892,239.00    92,850 SH                  92,850        1    92,850
PAR PHARMACEUTICAL COS       CV. BOND 717125AC2  1,798,300.00 1,835,000 PRN              1,835,000        1 1,835,000
                                                11,690,539.00